Convertible Notes - Summary of Senior Convertible Notes (Details) - CAD ($) $ in Thousands	1 Months Ended	10 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Equity component of convertible notes		$ 3,232
8% Senior Unsecured Convertible Notes
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Equity component of convertible notes	$ 600		$ 93,192
Transaction costs			(2,819)
Fair value attributable to conversion feature			(40,494)
Balance attributable to debt portion upon issuance			49,879
Accretion of note obligation			1,223
Amortization of note issue costs			93
Accrued interest			1,903
Conversion to common shares			$ (53,098)